S

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 28.9%
2,619	Avantis U.S. Small Cap Value ETF	$ 251,293
3,796	Invesco S&P SmallCap Momentum ETF	251,257
13,902	JPMorgan Hedged Equity Laddered Overlay ETF	849,968
4,281	Pacer US Cash Cows 100 ETF	247,570
7,032	Schwab U.S. Large-Cap Growth ETF	732,594
13,667	Schwab U.S. Large-Cap Value ETF	1,098,417
		3,431,099
	FIXED INCOME - 70.0%
32,131	Invesco Total Return Bond ETF	1,551,927
13,020	iShares 20+ Year Treasury Bond ETF	1,277,262
16,401	PIMCO Active Bond ETF	1,551,699
43,385	SPDR Doubleline Total Return Tactical ETF	1,796,139
27,174	Vanguard Intermediate-Term Bond ETF	2,129,627
		8,306,654

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,422,614)	11,737,753

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
125,784	First American Government Obligations Fund Class X, 4.82% (Cost $125,784)(a)	125,784

	TOTAL INVESTMENTS - 100.0% (Cost $11,548,398)	$ 11,863,537
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(1,225)
	NET ASSETS - 100.0%	$ 11,862,312

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2024.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 47.0%
27,642	Avantis U.S. Small Cap Value ETF	$ 2,652,250
20,058	Invesco S&P SmallCap Momentum ETF	1,327,639
96,047	JPMorgan Hedged Equity Laddered Overlay ETF	5,872,314
45,504	Pacer US Cash Cows 100 ETF	2,631,496
75,779	Schwab U.S. Large-Cap Growth ETF	7,894,656
121,767	Schwab U.S. Large-Cap Value ETF	9,786,414
		30,164,769
	FIXED INCOME - 52.5%
145,317	Invesco Total Return Bond ETF	7,018,811
63,695	iShares 20+ Year Treasury Bond ETF	6,248,480
74,267	PIMCO Active Bond ETF	7,026,401
154,352	SPDR Doubleline Total Return Tactical ETF	6,390,173
89,801	Vanguard Intermediate-Term Bond ETF	7,037,704
		33,721,569

	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,893,950)	63,886,338

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
351,677	First American Government Obligations Fund Class X, 4.82% (Cost $351,677)(a)	351,677

	TOTAL INVESTMENTS - 100.0% (Cost $57,245,627)	$ 64,238,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(23,373)
	NET ASSETS - 100.0%	$ 64,214,642

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2024.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	EQUITY - 63.6%
93,881	Avantis U.S. Small Cap Value ETF	$ 9,007,882
108,965	Invesco S&P SmallCap Momentum ETF	7,212,393
288,350	JPMorgan Hedged Equity Laddered Overlay ETF	17,629,719
154,276	Pacer US Cash Cows 100 ETF	8,921,781
307,272	Schwab U.S. Large-Cap Growth ETF	32,011,597
462,266	Schwab U.S. Large-Cap Value ETF	37,152,319
		111,935,691
	FIXED INCOME - 35.2%
251,006	Invesco Total Return Bond ETF	12,123,590
172,232	iShares 20+ Year Treasury Bond ETF	16,895,959
109,933	PIMCO Active Bond ETF	10,400,761
251,616	SPDR Doubleline Total Return Tactical ETF	10,416,902
155,335	Vanguard Intermediate-Term Bond ETF	12,173,604
		62,010,816

	TOTAL EXCHANGE-TRADED FUNDS (Cost $142,194,914)	173,946,507

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
2,129,858	First American Government Obligations Fund Class X, 4.82% (Cost $2,129,858)(a)	2,129,858

	TOTAL INVESTMENTS - 100.0% (Cost $144,324,772)	$ 176,076,365
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(42,117)
	NET ASSETS - 100.0%	$ 176,034,248

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a) Rate disclosed is the seven day effective yield as of September 30, 2024.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 83.8%
91,043	Avantis U.S. Small Cap Value ETF	$ 8,735,576
94,660	Invesco S&P SmallCap Momentum ETF	6,265,545
205,523	JPMorgan Hedged Equity Laddered Overlay ETF	12,565,676
195,960	Pacer US Cash Cows 100 ETF	11,332,367
274,246	Schwab U.S. Large-Cap Growth ETF	28,570,948
406,616	Schwab U.S. Large-Cap Value ETF	32,679,728
20,248	Vanguard Mid-Cap Growth ETF	4,929,781
		105,079,621
	FIXED INCOME - 14.8%
128,524	Invesco Total Return Bond ETF	6,207,709
74,815	iShares 20+ Year Treasury Bond ETF	7,339,352
63,397	Vanguard Intermediate-Term Bond ETF	4,968,423
		18,515,484

	TOTAL EXCHANGE-TRADED FUNDS (Cost $95,108,102)	123,595,105

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
1,793,401	First American Government Obligations Fund Class X, 4.82% (Cost $1,793,401)(a)	1,793,401

	TOTAL INVESTMENTS - 100.0% (Cost $96,901,503)	$ 125,388,506
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(27,681)
	NET ASSETS - 100.0%	$ 125,360,825

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30, 2024.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.4%
	EQUITY - 91.5%
50,522	Avantis U.S. Small Cap Value ETF	$ 4,847,586
64,075	Invesco S&P SmallCap Momentum ETF	4,241,124
78,692	JPMorgan Hedged Equity Laddered Overlay ETF	4,811,229
113,553	Pacer US Cash Cows 100 ETF	6,566,770
135,320	Schwab U.S. Large-Cap Growth ETF	14,097,638
199,269	Schwab U.S. Large-Cap Value ETF	16,015,249
14,673	Vanguard Mid-Cap Growth ETF	3,572,435
		54,152,031
	FIXED INCOME - 6.9%
23,781	Invesco Total Return Bond ETF	1,148,622
18,277	iShares 20+ Year Treasury Bond ETF	1,792,974
14,812	Vanguard Intermediate-Term Bond ETF	1,160,816
		4,102,412

	TOTAL EXCHANGE-TRADED FUNDS (Cost $44,398,772)	58,254,443

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
969,572	First American Government Obligation Fund Class X, 4.82% (Cost $969,572)(a)	969,572

	TOTAL INVESTMENTS - 100.0% (Cost $45,368,344)	$ 59,224,015
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	11,712
	NET ASSETS - 100.0%	$ 59,235,727

ETF	- Exchange-Traded Fund

(a) Rate disclosed is the seven day effective yield as of September 30, 2024.